COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Future minimum rental payments

2023	$45,000
2024	18,750
Total minimum lease payments:	63,750
Less amount representing interest	(7,409)
Present value of minimum lease payments:	$56,341